CONVERTIBLE NOTES (Details Narrative) - USD ($)					1 Months Ended			12 Months Ended
	Jul. 13, 2018	Oct. 06, 2017	Aug. 04, 2017	Jun. 06, 2017	Dec. 31, 2018	Mar. 31, 2018	Mar. 23, 2018	May 31, 2020	May 31, 2019
Amortization of note discount from beneficial conversion feature as interest expense								$ 28,376	$ 60,950
Proceeds from convertible note								$ 0	$ 49,000
Maturity date						Sep. 23, 2018
Accrues interest rate, per annum						1.50%
Convertible Notes Payable October 6, 2017 [Member]
Proceeds from convertible note		$ 15,000
Maturity date		Apr. 06, 2018
Accrues interest rate, per annum		8.00%
Default interest rate, per annum		15.00%
Note convertible in common stock at discount		50.00%
Lowest average trading days		20-day
Convertible Notes Payable Dated March 23, 2018 [Member]
Proceeds from convertible note							$ 20,000
Maturity date							Sep. 23, 2018
Accrues interest rate, per annum							8.00%
Default interest rate, per annum							15.00%
Note convertible in common stock at discount							50.00%
Lowest average trading days							20-day
Convertible Notes Payable August 4, 2017 [Member]
Proceeds from convertible note			$ 7,500
Maturity date			Feb. 04, 2018
Accrues interest rate, per annum			8.00%
Default interest rate, per annum			15.00%
Note convertible in common stock at discount			50.00%
Lowest average trading days			20-day
Convertible Notes Payable July 13, 2018 [Member]
Proceeds from convertible note	$ 9,000
Maturity date	Jan. 31, 2019
Accrues interest rate, per annum	8.00%
Default interest rate, per annum	15.00%
Note convertible in common stock at discount	50.00%
Lowest average trading days	20-day
Convertible Notes Payable Dated December 31, 2018 [Member]
Proceeds from convertible note					$ 20,000
Maturity date					Jun. 30, 2019
Accrues interest rate, per annum					8.00%
Note convertible in common stock at discount					50.00%
Lowest average trading days					20-day
Convertible Notes Payable December 31, 2018 [Member]
Proceeds from convertible note					$ 20,000
Maturity date					Aug. 14, 2019
Accrues interest rate, per annum					8.00%
Note convertible in common stock at discount					50.00%
Lowest average trading days					20-day
Convertible Notes Payable June 6, 2017 [Member]
Proceeds from convertible note				$ 11,000
Maturity date				Dec. 06, 2017
Accrues interest rate, per annum				8.00%
Default interest rate, per annum				15.00%
Note convertible in common stock at discount				50.00%
Lowest average trading days				20-day